FAIR VALUE - (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Liabilities:
Long-term debt, fair value	$ 395.1
Fair Value, Measurements, Recurring
Assets:
Cash equivalents - money market funds	8.8	$ 18.4
Derivative assets		7.7
Total assets measured at fair value	8.8	26.1
Liabilities:
Derivative liabilities	0.7	0.0
Deferred consideration	8.9
Total liabilities measured at fair value	9.6
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)
Assets:
Cash equivalents - money market funds	0.0	0.0
Derivative assets		0.0
Total assets measured at fair value	0.0	0.0
Liabilities:
Derivative liabilities	0.0	0.0
Deferred consideration	8.9
Total liabilities measured at fair value	8.9
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents - money market funds	8.8	18.4
Derivative assets		7.7
Total assets measured at fair value	8.8	26.1
Liabilities:
Derivative liabilities	0.7	0.0
Deferred consideration	0.0
Total liabilities measured at fair value	0.7
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents - money market funds	0.0	0.0
Derivative assets		0.0
Total assets measured at fair value	0.0	0.0
Liabilities:
Derivative liabilities	0.0	$ 0.0
Deferred consideration	0.0
Total liabilities measured at fair value	$ 0.0